Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Current expense
Federal	$ 28
Deferred expense
Federal			$ 788	$ (1,072)
Income tax expense (benefit)	$ 28		$ 788	$ (1,072)